Commitments and Contingencies (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Well
Commitments and Contingencies (Textual)
Liquidated damages under registration rights agreements, no of shares			3.2
Liquidated damages under registration rights agreements, monthly charges			$ 230,000
Liquidated damages under registration rights agreements, maximum charges			1,370,000
Number of wells drill under the supplemental debenture agreements			4
Capital commitment to drill four additional wells			3,300,000
Term of operating lease	1 year
Operating leases, rent expense	82,068	54,500
Minimum lease payments	$ 72,000